OPERATING PROFIT - Information about the nature and cost of services (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($)
Disclosure of operating profit [line items]
Wages and salaries	$ 1,683.0	$ 1,565.0	$ 1,562.0
Social security costs	242.0	215.0	223.0
Pension costs (including retirement healthcare	95.0	88.0	93.0
Share-based payments	39.0	40.0	41.0	$ 41.0
Staff costs	$ 2,059.0	$ 1,908.0	$ 1,919.0
Average number of employees | employee	19,081	19,094	18,976
Audit services:
Group accounts	$ 7.9	$ 7.2	$ 5.5
Local statutory audit pursuant to legislation	2.1	2.2	2.0
Audit related services	0.3	0.4	0.1
Total auditor's remuneration	10.3	9.8	7.6
Expense of restructuring activities	223.0	168.0	113.0
United Kingdom
Audit services:
Total auditor's remuneration	6.0	5.3	3.5
Outside the UK
Audit services:
Total auditor's remuneration	$ 4.3	$ 4.5	$ 4.1